PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances
The balances between the Group and related parties as of December 31, 2024 and 2023 are as follows:

	2024	2023
Related parties:
InterCement Brasil S.A.
Accounts payable	(171,275)	(307,294)
InterCement Trading e Inversiones S.A.
Other receivables	2,163,306	3,688,455
Accounts payable	(944,321)	(1,694,215)
Intercement Participações S.A.
Other receivables	2,600,140	4,283,857
Accounts payable	(2,269,292)	(4,644,204)

Schedule of Balances of Related Party Transactions	Total Group's balances per item with other related parties as of December 31, 2024 and 2023 are as follows:

	2024	2023
Other receivables	4,763,446	7,972,312
Accounts payable	(3,384,888)	(6,645,713)

Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and other related parties during the fiscal years ended December 31, 2024, 2023, and 2022 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2024	2023	2022
Intercement Participações S.A. - services provided	125,689	324,078	518,820
Intercement Participações S.A. - services received	-	(5,957,091)	(9,391,627)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	-	(87,342,025)	(89,447,790)